Fees Summary	Jan. 27, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,274,000
Previously Paid Amount	0.00
Total Fee Amount	175.94
Total Offset Amount	0.00
Net Fee	175.94
Narrative - Max Aggregate Offering Price	$ 1,274,000
Final Prospectus	true